Performance Management - Calamos Bitcoin 80 Series Structured Alt Protection ETF - July	Jul. 08, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance. The broad-based securities market index shall be the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	www.calamos.com